As filed with the United States Securities and Exchange Commission on October 13, 2011
1933 Act Registration No. 033-19338
1940 Act Registration No. 811-05426

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑
Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 118	☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 119	☑

(Check appropriate box or boxes.)
AIM INVESTMENT FUNDS (INVESCO INVESTMENT FUNDS)
(Exact Name of Registrant as Specified in Charter)
11 Greenway Plaza, Suite 2500, Houston, TX 77046-1173
(Address of Principal Executive Offices)     (Zip Code)
Registrant’s Telephone Number, including Area Code: (713) 626-1919
John M. Zerr, Esquire
11 Greenway Plaza, Suite 2500, Houston, Texas 77046
(Name and Address of Agent of Service)
Copy to:

Elisa Mitchell, Esquire Invesco Advisers, Inc. 11 Greenway Plaza, Suite 2500 Houston, Texas 77046	E. Carolan Berkley, Esquire Stradley Ronon Stevens & Young, LLP 2600 One Commerce Square Philadelphia, Pennsylvania 19103

Approximate Date of Proposed Public Offering:	As soon as practicable after the effective date of this Amendment.
It is proposed that this filing will become effective (check appropriate box)

☑	immediately upon filing pursuant to paragraph (b)

☐	on [date], pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)
☐	on [date] pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on [date] pursuant to paragraph (a)(2) of rule 485.
If appropriate, check the following box:
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 13th day of October, 2011.

Registrant:	AIM INVESTMENT FUNDS (INVESCO INVESTMENT FUNDS)

By:	/s/ Philip A. Taylor
Philip A. Taylor, President

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURES	TITLE	DATE

/s/ Philip A. Taylor	Trustee & President	October 13, 2011
(Philip A. Taylor)	(Principal Executive Officer)

/s/ David C. Arch*	Trustee	October 13, 2011
(David C. Arch)

/s/ Bob R. Baker*	Trustee	October 13, 2011
(Bob R. Baker)

/s/ Frank S. Bayley*	Trustee	October 13, 2011
(Frank S. Bayley)

/s/ James T. Bunch*	Trustee	October 13, 2011
(James T. Bunch)

/s/ Bruce L. Crockett*	Chair & Trustee	October 13, 2011
(Bruce L. Crockett)

/s/ Rod Dammeyer*	Trustee	October 13, 2011
(Rod Dammeyer)

/s/ Albert R. Dowden*	Trustee	October 13, 2011
(Albert R. Dowden)

/s/ Martin L. Flanagan*	Trustee	October 13, 2011
(Martin L. Flanagan)

/s/ Jack M. Fields*	Trustee	October 13, 2011
(Jack M. Fields)

/s/ Carl Frischling*	Trustee	October 13, 2011
(Carl Frischling)

/s/ Prema Mathai-Davis* (Prema Mathai-Davis)	Trustee	October 13, 2011

SIGNATURES	TITLE	DATE

/s/ Larry Soll*	Trustee	October 13, 2011
(Larry Soll)

/s/ Hugo F. Sonnenschein*	Trustee	October 13, 2011
(Hugo F. Sonnenschein)

/s/ Raymond Stickel, Jr.*	Trustee	October 13, 2011
(Raymond Stickel, Jr.)

/s/ Wayne W. Whalen*	Trustee	October 13, 2011
(Wayne W. Whalen)

	Vice President & Treasurer	October 13, 2011
/s/ Sheri Morris	(Principal Financial and
(Sheri Morris)	Accounting Officer)

*By	/s/ Philip A. Taylor
Philip A. Taylor
Attorney-in-Fact

*Philip A. Taylor, pursuant to powers of attorney dated November 30, 2010, filed in Registrant’s Post-Effective Amendment No. 106 on December 22, 2010.

Exhibit Index

XBRL Instance Document	Ex-101.ins
XBRL Taxonomy Extension Schema Document	Ex-101.sch
XBRL Taxonomy Extension Calculation Linkbase Document	Ex-101.cal
XBRL Taxonomy Extension Labels Linkbase	Ex-101.lab
XBRL Taxonomy Extension Presentation Linkbase Document	Ex-101.pre
XBRL Taxonomy Extension Definition Linkbase	Ex-101.def